Segment information (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Capital expenditures
Total capital expenditures	$ 4,446	$ 5,076	$ 3,924
Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	3,667	4,808	3,657
All Other operating segment
Reconciliation of Capital expenditures
Total capital expenditures	340	359	343
Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	169	175	146
Timing
Reconciliation of Capital expenditures
Total capital expenditures	363	(71)	(211)
Other
Reconciliation of Capital expenditures
Total capital expenditures	(93)	(195)	(11)
Consolidating Adjustments
Reconciliation of Capital expenditures
Total capital expenditures	(70)	(155)	(76)
Consolidating Adjustments | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | All Other operating segment
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Timing
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Consolidating Adjustments | Other
Reconciliation of Capital expenditures
Total capital expenditures	(70)	(155)	(76)
Machinery and Power Systems | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,861	3,148	2,466
Machinery and Power Systems | Business
Reconciliation of Capital expenditures
Total capital expenditures	2,605	3,435	2,646
Machinery and Power Systems | Business | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,861	3,148	2,466
Machinery and Power Systems | Business | All Other operating segment
Reconciliation of Capital expenditures
Total capital expenditures	340	359	343
Machinery and Power Systems | Business | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	169	175	146
Machinery and Power Systems | Business | Timing
Reconciliation of Capital expenditures
Total capital expenditures	363	(71)	(211)
Machinery and Power Systems | Business | Other
Reconciliation of Capital expenditures
Total capital expenditures	(128)	(176)	(98)
Financial Products | Business
Reconciliation of Capital expenditures
Total capital expenditures	1,911	1,796	1,354
Financial Products | Business | Reportable segments
Reconciliation of Capital expenditures
Total capital expenditures	1,806	1,660	1,191
Financial Products | Business | All Other operating segment
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Timing
Reconciliation of Capital expenditures
Total capital expenditures	0	0	0
Financial Products | Business | Other
Reconciliation of Capital expenditures
Total capital expenditures	$ 105	$ 136	$ 163